Selected Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Results (Unaudited) [Abstract]
Selected Quarterly Results (Unaudited)
35.	Selected Quarterly Results (Unaudited)

The following tables summarize the results of operations for each fiscal quarter during the years ended December 31, 2011 and 2010. As described in the footnotes to the 2011 table, certain amounts for the quarters ended March 31, 2011 and December 31, 2011 have been revised from the amounts reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011, as filed with the SEC on March 30, 2012 (hereafter referred to in this Note 35 as the “Original Form 10-K”).

2011	First Quarter	First Quarter		Second Quarter	Third Quarter	Fourth Quarter	Fourth Quarter		Total
	(in thousands, except for per share data)
	(As Revised)	(As Previously Reported)				(As Revised)	(As Previously Reported)
Revenues	$149,792	144,069	(1)	199,257	173,442	151,909	157,632	(1)	674,400
Costs and expenses	172,614	166,111	(1)	163,205	165,631	153,722	160,225	(1)	655,172

	(22,822)	(22,042)		36,052	7,811	(1,813)	(2,593)		19,228
Gain (loss) on settlement of investment in subsidiary	11,305	11,305		—	—	(615)	(615)		10,690
Gain on extinguishment of debt	—	—		—	—	11,625	11,625		11,625
Equity in earnings (loss) from unconsolidated affiliates	1,777	1,777		475	513	(1,509)	(1,509)		1,256
Other income	574	574		403	318	542	542		1,837

(Loss) income from continuing operations before income taxes	(9,166)	(8,386	)(1)	36,930	8,642	8,230	7,450	(1)	44,636
Less: provision for income taxes	2,145	2,497	(1)	6,520	5,424	6,868	6,516	(1)	20,957

(Loss) income from continuing operations	(11,311)	(10,883)		30,410	3,218	1,362	934		23,679
Discontinued operations, net of income tax	(1,015)	(1,443	)(2)	(33,393)	(3,059)	(5,718)	(5,290	)(2)	(43,185)

Net (loss) income	(12,326)	(12,326)		(2,983)	159	(4,356)	(4,356)		(19,506)
Less: Net (loss) income attributable to noncontrolling interests	(9,715)	(9,715)		3,955	1,963	(4,439)	(4,439)		(8,236)

Net (loss) income attributable to BFC	(2,611)	(2,611)		(6,938)	(1,804)	83	83		(11,270)
Preferred Stock dividends	(188)	(188)		(187)	(188)	(187)	(187)		(750)

Net loss allocable to common stock	$(2,799)	(2,799)		(7,125)	(1,992)	(104)	(104)		(12,020)

Basic (Loss) Earnings per Common Share
(Loss) earnings per share from continuing operations	$(0.03)	(0.02)		0.14	—	0.04	0.04		0.15
Loss per share from discontinued operations	(0.01)	(0.02)		(0.23)	(0.02)	(0.04)	(0.04)		(0.31)

Net loss per common share	$(0.04)	(0.04)		(0.09)	(0.03)	—	—		(0.16)

Diluted (Loss) Earnings per Common Share
(Loss) earnings per share from continuing operations	$(0.03)	(0.02)		0.14	—	0.04	0.04		0.15
Loss per share from discontinued operations	(0.01)	(0.02)		(0.23)	(0.02)	(0.04)	(0.04)		(0.31)

Net loss per common share	$(0.04)	(0.04)		(0.09)	(0.03)	—	—		(0.16)

Basic weighted average number of common shares outstanding	75,381	75,381		75,381	75,381	77,001	77,001		75,790

Diluted weighted average number of common and common equivalent shares outstanding	75,381	75,381		75,381	75,381	77,118	77,118		75,898

(1)

Includes corrections related to the reclassification of Bluegreen Communities as a discontinued operation. The corrections for the quarter ended March 31, 2011 are as follows: (a) a $5.7 million increase to revenues, (b) a $6.5 million increase to costs and expenses, (c) a $0.8 million increase to loss from continuing operations before income taxes, and (d) a $0.4 million decrease to provision for income taxes. The corrections for the quarter ended December 31, 2011 are as follows: (a) a $5.7 million decrease to revenues, (b) a $6.5 million decrease to costs and expenses, (c) a $0.8 million increase to income from continuing operations before income taxes, and (d) a $0.4 million increase to provision for income taxes. The revisions mentioned above are in each case compared to the amounts reported in the Original Form 10-K.

(2)	As a result of the revisions noted above, the loss from discontinued operations, net of income tax, for the quarter ended March 31, 2011 decreased by $0.4 million and, for the quarter ended December 31, 2011, the loss from discontinued operations, net of income tax, increased by $0.4 million, in each case compared to the amounts reported in the Original Form 10-K.

2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	(in thousands, except per share data)
Revenues	$151,552	185,096	176,658	153,312	666,618
Costs and expenses	182,314	220,365	203,184	220,643	826,506

	(30,762)	(35,269)	(26,526)	(67,331)	(159,888)
(Loss) gain on settlement of investment in subsidiary	—	(1,135)	—	158	(977)
Gain on extinguishment of debt	—	—	—	13,049	13,049
Equity in earnings (loss) from unconsolidated affiliates	193	276	317	(1,637)	(851)
Other income	438	1,195	498	556	2,687

Loss from continuing operations before income taxes	(30,131)	(34,933)	(25,711)	(55,205)	(145,980)
Less: (Benefit) provision for income taxes	(863)	4,541	2,218	3,319	9,215

Loss from continuing operations	(29,268)	(39,474)	(27,929)	(58,524)	(155,195)
Discontinued operations, net of income tax	(3,832)	(1,323)	(8,983)	(10,854)	(24,992)

Net loss	(33,100)	(40,797)	(36,912)	(69,378)	(180,187)
Less: Net loss attributable to noncontrolling interests	(13,320)	(25,219)	(12,091)	(25,709)	(76,339)

Net loss attributable to BFC	(19,780)	(15,578)	(24,821)	(43,669)	(103,848)
Preferred Stock dividends	(188)	(187)	(188)	(187)	(750)

Net loss allocable to common stock	$(19,968)	(15,765)	(25,009)	(43,856)	(104,598)

Basic (Loss) Earnings per Common Share
Loss per share from continuing operations	$(0.23)	(0.21)	(0.26)	(0.48)	(1.20)
(Loss) earnings per share from discontinued operations	(0.03)	—	(0.07)	(0.10)	(0.19)
Net loss per common share	$(0.26)	(0.21)	(0.33)	(0.58)	(1.39)

Diluted (Loss) Earnings per Common Share
Loss per share from continuing operations	$(0.23)	(0.21)	(0.26)	(0.48)	(1.20)
(Loss) earnings per share from discontinued operations	(0.03)	—	(0.07)	(0.10)	(0.19)

Net loss per common share	$(0.26)	(0.21)	(0.33)	(0.58)	(1.39)

Basic weighted average number of common shares outstanding	75,376	75,379	75,381	75,381	75,379

Diluted weighted average number of common and common equivalent shares outstanding	75,376	75,379	75,381	75,381	75,379